UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number
811-22690

Tortoise Energy Independence Fund, Inc.
(Exact Name of Registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of Principal Executive Offices) (Zip code)

P. Bradley Adams
11550 Ash Street, Suite 300, Leawood, KS 66211
(Name and Address of Agent For Service)

Registrant's telephone number, including area code: 913-981-1020

Date of fiscal year end: November 30

Date of reporting period: July 1, 2018 - June 30, 2019

Item 1. Proxy Voting Record
Vote Summary
CONCHO RESOURCES INC
Security		20605P101		Meeting Type	Special
Ticker Symbol		CXO		Meeting Date	17-Jul-2018
ISIN		US20605P1012
Item	Proposal		Proposed by	Vote	For/Against Management
1.	Approval of the issuance of shares of Concho common stock in connection with the Agreement and Plan of Merger, dated March 27, 2018.		Management	For	For
RICE MIDSTREAM PARTNERS LP
Security		762819100		Meeting Type	Special
Ticker Symbol		RMP		Meeting Date	20-Jul-2018
ISIN		US7628191006
Item	Proposal		Proposed by	Vote	For/Against Management
1.
To consider and vote on a proposal to approve the
Agreement and Plan of Merger, dated as of April 25,
2018, by and among EQT Midstream Partners, LP, EQT
Midstream Services, LLC, EQM Acquisition Sub, LLC,
EQM GP Acquisition Sub, LLC, Rice Midstream Partners
LP, Rice Midstream Management LLC and, ...(DUE TO
SPACE LIMITS, SEE PROXY STATEMENT FOR FULL
PROPOSAL)
			Management	For	For
ENERGY TRANSFER PARTNERS, L.P.
Security		29278N103		Meeting Type	Special
Ticker Symbol		ETP		Meeting Date	18-Oct-2018
ISIN		US29278N1037
Item	Proposal		Proposed by	Vote	For/Against Management
1.
To consider and vote on a proposal to adopt the
Agreement and Plan of Merger, dated as of August 1,
2018 (as may be amended from time to time, the "merger
agreement"), by and among Energy Transfer Equity, L.P.
("ETE"), LE GP, LLC, the general partner of ETE,
Streamline Merger Sub, LLC, a wholly owned subsidiary
of ETE ("ETE Merger Sub"), Energy Transfer Partners,
L.P. ("ETP") and Energy Transfer Partners, L.L.C., as the
general partner of Energy Transfer Partners GP, L.P., the
general partner of ETP, and the transactions
contemplated thereby.
			Management	For	For
2.
To consider and vote on a proposal to approve the
adjournment of the special meeting, if necessary, to
solicit additional proxies if there are not sufficient votes to adopt the merger agreement and the transactions
contemplated thereby at the time of the special meeting.
			Management	For	For
DIAMONDBACK ENERGY, INC.
Security		25278X109		Meeting Type	Special
Ticker Symbol		FANG		Meeting Date	27-Nov-2018
ISIN		US25278X1090
Item	Proposal		Proposed by	Vote	For/Against Management
1.
Proposal to approve the issuance of Diamondback
Energy, Inc. ("Diamondback") common stock in
connection with the merger between a wholly owned
subsidiary of Diamondback and Energen Corporation, as
contemplated by the merger agreement, dated August
14, 2018.
			Management	For	For
SPECTRA ENERGY PARTNERS, LP
Security		84756N109		Meeting Type	Consent
Ticker Symbol		SEP		Meeting Date	13-Dec-2018
ISIN		US84756N1090
Item	Proposal		Proposed by	Vote	For/Against Management
1.
Approval of merger of Autumn Acquisition Sub, LLC, a
Delaware limited liability company & an indirect wholly-
owned subsidiary of Enbridge Inc., with & into Spectra
Energy Partners, LP (SEP), with SEP continuing as
surviving entity & an indirect wholly-owned subsidiary of
Enbridge, & approval of  Agreement & Plan of Merger, as
such agreement may be amended from time to time,
entered into by & among SEP, Spectra Energy Partners
(DE) GP, LP, Enbridge, Enbridge (U.S.) Inc., Merger Sub
and, solely for purposes of Article I, Article II & Article XI therein.
			Management	Against	Against
ENBRIDGE ENERGY MANAGEMENT, L.L.C.
Security		29250X103		Meeting Type	Special
Ticker Symbol		EEQ		Meeting Date	17-Dec-2018
ISIN		US29250X1037
Item	Proposal		Proposed by	Vote	For/Against Management
1.
To approve the Agreement and Plan of Merger, dated as
of September 17, 2018 (as it may be amended from time
to time, the "EEQ merger agreement"), entered into by
and among Enbridge Energy Management, L.L.C.
("EEQ"), Enbridge Inc. ("Enbridge"), Winter Acquisition
Sub I, Inc. ("Merger Sub") and, solely for purposes of
Article I, Section 2.4 and Article X therein, Enbridge
Energy Company, Inc. (the "General Partner") (the "EEQ
Merger Proposal").
			Management	Against	Against
2.
To waive Section 9.01(a)(v) of the Amended and
Restated Limited Liability Company Agreement of EEQ,
dated as of October 17, 2002, as amended (the "EEQ
LLC Agreement"), in connection with the merger provided
for in the EEQ merger agreement (the "Waiver
Proposal").
			Management	Against	Against
3.
To adopt an amendment to the EEQ LLC Agreement (a
form of which is attached as Exhibit A to the EEQ merger
agreement) to increase certain voting rights to which the
record holders of all of the outstanding listed shares of
EEQ are entitled (the "EEQ LLC Agreement Amendment
Proposal").
			Management	Against	Against
4.
To approve the adjournment of the special meeting from
time to time, if necessary to solicit additional proxies if
there are not sufficient votes to approve the EEQ Merger
Proposal, the Waiver Proposal or the EEQ LLC
Agreement Amendment Proposal, at the time of the
special meeting.
			Management	Against	Against
5.
To approve the Agreement and Plan of Merger, entered
into by and among Enbridge Energy Partners, L.P.
("EEP"), the General Partner, EEQ, Enbridge, Enbridge
(U.S.) Inc., Winter Acquisition Sub II, LLC and, solely for
purposes of Article I, Article II and Article XI therein,
Enbridge US Holdings Inc., in order to determine how the
EEP i-units will be voted at the special meeting in which
the EEP unitholders will vote on the EEP merger
agreement (the "EEP special meeting") on the proposal
to approve the EEP merger agreement.
			Management	Against	Against
6.
To approve the adjournment of the EEP special meeting
from time to time, if necessary to solicit additional proxies if there are not sufficient votes to approve the EEP
merger agreement at the time of the EEP special
meeting, in order to determine how the EEP i-units will be
voted at the EEP special meeting on the proposal to
approve the EEP merger agreement.
			Management	Against	Against
ENLINK MIDSTREAM PARTNERS, LP
Security		29336U107		Meeting Type	Special
Ticker Symbol		ENLK		Meeting Date	23-Jan-2019
ISIN		US29336U1079
Item	Proposal		Proposed by	Vote	For/Against Management
1.
To approve the Agreement and Plan of Merger, dated as
of October 21, 2018 ("Merger Agreement"), by and
among EnLink Midstream, LLC ("ENLC"), EnLink
Midstream Manager, LLC, the managing member of
ENLC, NOLA Merger Sub, LLC, a wholly-owned
subsidiary of ENLC ("Merger Sub"), EnLink Midstream
Partners, LP ("ENLK"), and EnLink Midstream GP, LLC.
			Management	For	For
2.
To consider and vote upon a proposal to approve the
adjournment of the special meeting to a later date or
dates, if necessary or appropriate, to solicit additional
proxies in the event there are not sufficient votes at the
time of the special meeting to approve Proposal 1.
			Management	For	For
NEWFIELD EXPLORATION COMPANY
Security		651290108		Meeting Type	Special
Ticker Symbol		NFX		Meeting Date	12-Feb-2019
ISIN		US6512901082
Item	Proposal		Proposed by	Vote	For/Against Management
1.
To adopt the Agreement and Plan of Merger, dated as of
October 31, 2018 (as it may be amended from time to
time, the "merger agreement"), a copy of which is
attached as Annex A to the joint proxy
statement/prospectus of which this proxy card is a part,
among Newfield Exploration Company ("Newfield"),
Encana Corporation, a Canadian corporation ("Encana"),
and Neapolitan Merger Corp., a Delaware corporation
and an indirect wholly-owned subsidiary of Encana
("Merger Sub").
			Management	For	For
2.	To approve, on an advisory (non-binding) basis, the compensation that may be paid or become payable to Newfield's named executive officers in connection with the merger.		Management	For	For
3.	To approve the adjournment of the Newfield special meeting, if necessary or appropriate, to solicit additional proxies if there are not sufficient votes to adopt the merger agreement.		Management	For	For
WESTERN GAS PARTNERS, LP
Security		958254104		Meeting Type	Special
Ticker Symbol		WES		Meeting Date	27-Feb-2019
ISIN		US9582541044
Item	Proposal		Proposed by	Vote	For/Against Management
1.
To approve the Contribution Agreement and Agreement
and Plan of Merger, dated as of November 7, 2018 (the
Merger Agreement), by and among Anadarko Petroleum
Corporation (Anadarko), Anadarko E&P Onshore LLC,
Western Gas Equity Partners, LP (WGP), Western Gas
Equity Holdings, LLC, Western Gas Partners, LP (WES),
Western Gas Holdings, LLC, Clarity Merger Sub, LLC
and other affiliates of Anadarko and WES. Due to
systems limitations, please see the proxy statement for
the full proposal.
			Management	For	For
2.
To approve the adjournment of the special meeting, if
necessary, to solicit additional proxies if there are not
sufficient votes to approve the Merger Agreement and the
transactions contemplated thereby, including the Merger,
at the time of the special meeting.
			Management	For	For
ANTERO MIDSTREAM PARTNERS LP
Security		03673L103		Meeting Type	Special
Ticker Symbol		AM		Meeting Date	08-Mar-2019
ISIN		US03673L1035
Item	Proposal		Proposed by	Vote	For/Against Management
1.
To approve (i) Simplification Agreement, by & among
Antero Midstream GP LP, Antero Midstream Partners LP
("Antero Midstream") & certain of their affiliates, as may
be amended from time to time, (ii) merger of an indirect,
wholly owned subsidiary of Antero Midstream Corp.
("New AM") with & into Antero Midstream, as
contemplated by the Simplification Agreement, with
Antero Midstream surviving such Merger as an indirect,
wholly owned subsidiary of New AM, and (iii) other
transactions contemplated by the Simplification
Agreement.
			Management	For	For
NOBLE ENERGY, INC.
Security		655044105		Meeting Type	Annual
Ticker Symbol		NBL		Meeting Date	23-Apr-2019
ISIN		US6550441058
Item	Proposal		Proposed by	Vote	For/Against Management
1a.	Election of Directors: Jeffrey L. Berenson		Management	For	For
1b.	Election of Directors: Michael A. Cawley		Management	For	For
1c.	Election of Directors: James E. Craddock		Management	For	For
1d.	Election of Directors: Barbara J. Duganier		Management	For	For
1e.	Election of Directors: Thomas J. Edelman		Management	For	For
1f.	Election of Directors: Holli C. Ladhani		Management	For	For
1g.	Election of Directors: David L. Stover		Management	For	For
1h.	Election of Directors: Scott D. Urban		Management	For	For
1i.	Election of Directors: William T. Van Kleef		Management	For	For
2.	To ratify the appointment of the independent auditor by the Company's Audit Committee.		Management	For	For
3.	To approve, in an advisory vote, executive compensation.		Management	For	For
4.
To approve an amendment and restatement of the
Company's 2017 Long-Term Incentive Plan to increase
the number of shares of common stock authorized for
issuance under the plan from 29 million to 44 million
shares.
			Management	For	For
EOG RESOURCES, INC.
Security		26875P101		Meeting Type	Annual
Ticker Symbol		EOG		Meeting Date	29-Apr-2019
ISIN		US26875P1012
Item	Proposal		Proposed by	Vote	For/Against Management
1a.	Election of Directors: Janet F. Clark		Management	For	For
1b.	Election of Directors: Charles R. Crisp		Management	For	For
1c.	Election of Directors: Robert P. Daniels		Management	For	For
1d.	Election of Directors: James C. Day		Management	For	For
1e.	Election of Directors: C. Christopher Gaut		Management	For	For
1f.	Election of Directors: Julie J. Robertson		Management	For	For
1g.	Election of Directors: Donald F. Textor		Management	For	For
1h.	Election of Directors: William R. Thomas		Management	For	For
2.
To ratify the appointment by the Audit Committee of the
Board of Directors of Deloitte & Touche LLP, independent
registered public accounting firm, as auditors for the
Company for the year ending December 31, 2019.
			Management	For	For
3.	To approve, by non-binding vote, the compensation of the Company's named executive officers.		Management	For	For
ENCANA CORPORATION
Security		292505104		Meeting Type	Annual
Ticker Symbol		ECA		Meeting Date	30-Apr-2019
ISIN		CA2925051047

Item	Proposal		Proposed by	Vote	For/Against Management
1	Election of Directors:		Management
	01	Peter A. Dea		For	For
	02	Fred J. Fowler		For	For
	03	Howard J. Mayson		For	For
	04	Lee A. McIntire		For	For
	05	Margaret A. McKenzie		For	For
	06	Steven W. Nance		For	For
	07	Suzanne P. Nimocks		For	For
	08	Thomas G. Ricks		For	For
	09	Brian G. Shaw		For	For
	10	Douglas J. Suttles		For	For
	11	Bruce G. Waterman		For	For
	12	Clayton H. Woitas		For	For
2	APPOINT PRICEWATERHOUSECOOPERS LLP as Independent Auditors at a remuneration to be fixed by the Board of Directors		Management	For	For
3	AMEND AND RECONFIRM THE CORPORATION'S SHAREHOLDER RIGHTS PLAN		Management	For	For
4	APPROVE A NEW OMNIBUS INCENTIVE PLAN		Management	For	For
5	ADVISORY VOTE TO APPROVE COMPENSATION OF NAMED EXECUTIVE OFFICERS		Management	For	For
CABOT OIL & GAS CORPORATION
Security		127097103		Meeting Type	Annual
Ticker Symbol		COG		Meeting Date	01-May-2019
ISIN		US1270971039
Item	Proposal		Proposed by	Vote	For/Against Management
1.	Election of Directors:		Management	For	For
	01	Dorothy M. Ables
	02	Rhys J. Best
	03	Robert S. Boswell
	04	Amanda M. Brock
	05	Peter B. Delaney
	06	Dan O. Dinges
	07	Robert Kelley
	08	W. Matt Ralls
	09	Marcus A. Watts
2.	To ratify the appointment of the firm PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Company for its 2019 fiscal year.		Management	For	For
3.	To approve, by non-binding advisory vote, the compensation of our named executive officers.		Management	For	For
CENTENNIAL RESOURCE DEVELOPMENT, INC.
Security		15136A102		Meeting Type	Annual
Ticker Symbol		CDEV		Meeting Date	01-May-2019
ISIN		US15136A1025
Item	Proposal		Proposed by	Vote	For/Against Management
1.
To elect three directors to the Company's board of directors, each to serve as Class III director for a term of three years expiring at the Company's annual meeting of stockholders to be held in 2022 and until his successor is duly elected and qualified. The following persons have been nominated as Class III directors:
			Management	For	For
	(1)	Mark G. Papa
	(2)	David M. Leuschen
	(3)	Pierre F. Lapeyre, Jr.
2.	To approve, by a non-binding advisory vote, the Company's named executive officer compensation.		Management	For	For
3.	To approve the adoption of the Centennial Resource Development, Inc. 2019 Employee Stock Purchase Plan.		Management	For	For
4.
To approve and adopt amendments to the Company's
Second Amended and Restated Certificate of
Incorporation (the "Charter") and the Company's
Amended and Restated Bylaws to implement a majority
voting standard in uncontested director elections.
			Management	For	For
5.
To approve and adopt amendments to the Charter to
eliminate provisions relating to the Company's prior
capital structure and the initial business combination that
are no longer applicable to the Company or its
stockholders.
			Management	For	For
6.	To ratify KPMG LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2019.		Management	For	For
WHITING PETROLEUM CORPORATION
Security		966387409		Meeting Type	Annual
Ticker Symbol		WLL		Meeting Date	01-May-2019
ISIN		US9663874090
Item	Proposal		Proposed by	Vote	For/Against Management
1.	Election of Directors:		Management
	01	Thomas L. Aller		For	For
	02	James E. Catlin		For	For
	03	Michael B. Walen		For	For
2.	Approval of Advisory Resolution on Compensation of Named Executive Officers.		Management	For	For
3.	Ratification of Appointment of Deloitte & Touche LLP as the Independent Registered Public Accounting Firm for 2019.		Management	For	For
4.	Approval of Amendment and Restatement to Whiting Petroleum Corporation 2013 Equity Incentive Plan.		Management	For	For
CIMAREX ENERGY CO.
Security		171798101		Meeting Type	Annual
Ticker Symbol		XEC		Meeting Date	08-May-2019
ISIN		US1717981013
Item	Proposal		Proposed by	Vote	For/Against Management
1.01	Election of Class II directors: Hans Helmerich		Management	For	For
1.02	Election of Class II directors: Harold R. Logan, Jr.		Management	For	For
1.03	Election of Class II directors: Monroe W. Robertson		Management	For	For
2.	Advisory vote to approve executive compensation		Management	For	For
3.	Approve 2019 Equity Incentive Plan		Management	For	For
4.	Ratify the appointment of KPMG LLP as our independent auditors for 2019		Management	For	For
RANGE RESOURCES CORPORATION
Security		75281A109		Meeting Type	Annual
Ticker Symbol		RRC		Meeting Date	15-May-2019
ISIN		US75281A1097
Item	Proposal		Proposed by	Vote	For/Against Management
1a.	Election of Directors: Brenda A. Cline		Management	For	For
1b.	Election of Directors: Anthony V. Dub		Management	For	For
1c.	Election of Directors: James M. Funk		Management	For	For
1d.	Election of Directors: Steve D. Gray		Management	For	For
1e.	Election of Directors: Christopher A. Helms		Management	For	For
1f.	Election of Directors: Greg G. Maxwell		Management	For	For
1g.	Election of Directors: Steffen E. Palko		Management	For	For
1h.	Election of Directors: Jeffrey L. Ventura		Management	For	For
2.	A non-binding proposal to approve executive compensation philosophy ("Say-on-Pay").		Management	For	For
3.	To consider and vote on a proposal to adopt the Company's 2019 Equity-Based Compensation Plan.		Management	For	For
4.	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm as of and for the fiscal year ending December 31, 2019.		Management	For	For
CONCHO RESOURCES INC
Security		20605P101		Meeting Type	Annual
Ticker Symbol		CXO		Meeting Date	16-May-2019
ISIN		US20605P1012
Item	Proposal		Proposed by	Vote	For/Against Management
1A	Election of Directors: Steven D. Gray		Management	For	For
1B	Election of Directors: Susan J. Helms		Management	For	For
1C	Election of Directors: Gary A. Merriman		Management	For	For
2.	To ratify the selection of Grant Thornton LLP as independent registered public accounting firm of the Company for the fiscal year ending December 31, 2019.		Management	For	For
3.	Approval of the Concho Resources Inc. 2019 Stock Incentive Plan.		Management	For	For
4.	Advisory vote to approve named executive officer compensation ("say-on-pay").		Management	For	For
LAREDO PETROLEUM, INC.
Security		516806106		Meeting Type	Annual
Ticker Symbol		LPI		Meeting Date	16-May-2019
ISIN		US5168061068
Item	Proposal		Proposed by	Vote	For/Against Management
1.	Election of Directors:		Management	For	For
	01)	Frances Powell Hawes
	02)	Pamela S. Pierce
2.
Approval of an amendment to the Laredo Petroleum, Inc.
Omnibus Equity Incentive Plan to, among other items,
increase the number of shares of common stock issuable
under the plan from 24,350,000 to 29,850,000.
			Management	For	For
3.	The ratification of Grant Thornton LLP as the independent registered public accounting firm for the fiscal year ending December 31, 2019		Management	For	For
4.	Advisory vote to approve the compensation of the named executive officers.		Management	For	For
CONTINENTAL RESOURCES, INC.
Security		212015101		Meeting Type	Annual
Ticker Symbol		CLR		Meeting Date	16-May-2019
ISIN		US2120151012
Item	Proposal		Proposed by	Vote	For/Against Management
1.	Election of Directors:		Management	For	For
Harold G. Hamm
John T. McNabb, II
2.	Ratification of selection of Grant Thornton LLP as independent registered public accounting firm.		Management	For	For
3.	Approve, by a non-binding vote, the compensation of the named executive officers.		Management	For	For
4.	Publish long-term assessment of impact of measures to limit global temperature rise to two degrees Celsius.		Shareholder	Against	For
WPX ENERGY, INC.
Security		98212B103		Meeting Type	Annual
Ticker Symbol		WPX		Meeting Date	16-May-2019
ISIN		US98212B1035
Item	Proposal		Proposed by	Vote	For/Against Management
1.01	Election of Directors: John A Carrig		Management	For	For
1.02	Election of Directors: Robert K Herdman		Management	For	For
1.03	Election of Directors: Kelt Kindick		Management	For	For
1.04	Election of Directors: Karl F. Kurz		Management	For	For
1.05	Election of Directors: Henry E. Lentz		Management	For	For
1.06	Election of Directors: Kimberly S. Lubel		Management	For	For
1.07	Election of Directors: Richard E. Muncrief		Management	For	For
1.08	Election of Directors: Valerie M. Williams		Management	For	For
1.09	Election of Directors: David F. Work		Management	For	For
2.	Say on Pay - An advisory vote on the approval of executive compensation.		Management	For	For
3.	Say When on Pay - An advisory vote on the approval of the frequency of stockholder votes on executive compensation.		Management	1 Year	For
4.	Proposal to ratify the appointment of Ernst & Young LLP as the independent public accounting firm for the Company for the year ending December 31, 2019.		Management	For	For
PIONEER NATURAL RESOURCES COMPANY
Security		723787107		Meeting Type	Annual
Ticker Symbol		PXD		Meeting Date	16-May-2019
ISIN		US7237871071
Item	Proposal		Proposed by	Vote	For/Against Management
1.1	Election of Directors: Edison C. Buchanan		Management	For	For
1.2	Election of Directors: Andrew F. Cates		Management	For	For
1.3	Election of Directors: Phillip A. Gobe		Management	For	For
1.4	Election of Directors: Larry R. Grillot		Management	For	For
1.5	Election of Directors: Stacy P. Methvin		Management	For	For
1.6	Election of Directors: Royce W. Mitchell		Management	For	For
1.7	Election of Directors: Frank A. Risch		Management	For	For
1.8	Election of Directors: Scott D. Sheffield		Management	For	For
1.9	Election of Directors: Mona K. Sutphen		Management	For	For
1.1	Election of Directors: J. Kenneth Thompson		Management	For	For
1.11	Election of Directors: Phoebe A. Wood		Management	For	For
1.12	Election of Directors: Michael D. Wortley		Management	For	For
2.	RATIFICATION OF SELECTION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2019		Management	For	For
3.	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION		Management	For	For
CARRIZO OIL & GAS, INC.
Security		144577103		Meeting Type	Annual
Ticker Symbol		CRZO		Meeting Date	16-May-2019
ISIN		US1445771033
Item	Proposal		Proposed by	Vote	For/Against Management
1.1	Election of Director: S.P. Johnson IV		Management	For	For
1.2	Election of Director: Steven A. Webster		Management	For	For
1.3	Election of Director: F. Gardner Parker		Management	For	For
1.4	Election of Director: Frances Aldrich Sevilla-Sacasa		Management	For	For
1.5	Election of Director: Thomas L. Carter, Jr.		Management	For	For
1.6	Election of Director: Robert F. Fulton		Management	For	For
1.7	Election of Director: Roger A. Ramsey		Management	For	For
1.8	Election of Director: Frank A. Wojtek		Management	For	For
2.	To approve, on an advisory basis, the compensation of the Company's named executive officers		Management	For	For
3.	To approve an amendment and restatement of the 2017 Incentive Plan of Carrizo Oil & Gas, Inc. to increase the shares authorized for issuance and make other changes		Management	For	For
4.	To ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2019		Management	For	For
APACHE CORPORATION
Security		037411105		Meeting Type	Annual
Ticker Symbol		APA		Meeting Date	23-May-2019
ISIN		US0374111054
Item	Proposal		Proposed by	Vote	For/Against Management
1.	Election of Directors: Annell R. Bay		Management	For	For
2.	Election of Directors: John J. Christmann IV		Management	For	For
3.	Election of Directors: Juliet S. Ellis		Management	For	For
4.	Election of Directors: Chansoo Joung		Management	For	For
5.	Election of Directors: Rene R. Joyce		Management	For	For
6.	Election of Directors: John E. Lowe		Management	For	For
7.	Election of Directors: William C. Montgomery		Management	For	For
8.	Election of Directors: Amy H. Nelson		Management	For	For
9.	Election of Directors: Daniel W. Rabun		Management	For	For
10.	Election of Directors: Peter A. Ragauss		Management	For	For
11.	Ratification of Ernst & Young LLP as Apache's Independent Auditors		Management	For	For
12.	Advisory Vote to Approve Compensation of Apache's Named Executive Officers		Management	For	For
PARSLEY ENERGY, INC.
Security		701877102		Meeting Type	Annual
Ticker Symbol		PE		Meeting Date	24-May-2019
ISIN		US7018771029
Item	Proposal		Proposed by	Vote	For/Against Management
1A	Election of Directors: William Browning		Management	For	For
1B	Election of Directors: David H. Smith		Management	For	For
1C	Election of Directors: Jerry Windlinger		Management	For	For
2	To ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2019.		Management	For	For
3	To approve, on a non-binding advisory basis, the Company's named executive officer compensation for the fiscal year ended December 31, 2018.		Management	For	For
MARATHON OIL CORPORATION
Security		565849106		Meeting Type	Annual
Ticker Symbol		MRO		Meeting Date	29-May-2019
ISIN		US5658491064
Item	Proposal		Proposed by	Vote	For/Against Management
1a.	Election of Directors: Gregory H. Boyce		Management	For	For
1b.	Election of Directors: Chadwick C. Deaton		Management	For	For
1c.	Election of Directors: Marcela E. Donadio		Management	For	For
1d.	Election of Directors: Jason B. Few		Management	For	For
1e.	Election of Directors: Douglas L. Foshee		Management	For	For
1f.	Election of Directors: M. Elise Hyland		Management	For	For
1g.	Election of Directors: Lee M. Tillman		Management	For	For
1h.	Election of Directors: J. Kent Wells		Management	For	For
2.	Ratify the selection of PricewaterhouseCoopers LLP as our independent auditor for 2019.		Management	For	For
3.	Advisory vote to approve the compensation of our named executive officers.		Management	For	For
4.	Approval of our 2019 Incentive Compensation Plan.		Management	For	For
SM ENERGY COMPANY
Security		78454L100		Meeting Type	Annual
Ticker Symbol		SM		Meeting Date	29-May-2019
ISIN		US78454L1008
Item	Proposal		Proposed by	Vote	For/Against Management
1.01	Election of Director: Carla J. Bailo		Management	For	For
1.02	Election of Director: Larry W. Bickle		Management	For	For
1.03	Election of Director: Stephen R. Brand		Management	For	For
1.04	Election of Director: Loren M. Leiker		Management	For	For
1.05	Election of Director: Javan D. Ottoson		Management	For	For
1.06	Election of Director: Ramiro G. Peru		Management	For	For
1.07	Election of Director: Julio M. Quintana		Management	For	For
1.08	Election of Director: Rose M. Robeson		Management	For	For
1.09	Election of Director: William D. Sullivan		Management	For	For
2.
To approve, on a non-binding advisory basis, the
compensation philosophy, policies and procedures, and
the compensation of our Company's named executive
officers, as disclosed in the accompanying Proxy
Statement.
			Management	For	For
3.	To ratify the appointment by the Audit Committee of Ernst & Young LLP as our independent registered public accounting firm for 2019.		Management	For	For
PDC ENERGY, INC.
Security		69327R101		Meeting Type	Contested-Annual
Ticker Symbol		PDCE		Meeting Date	29-May-2019
ISIN		US69327R1014
Item	Proposal		Proposed by	Vote	For/Against Management
1.	Election of Directors:		Management
	1	Barton R. Brookman		For	For
	2	Mark E. Ellis		For	For
	3	Larry F. Mazza		For	For
2.	To approve, on an advisory basis, the compensation of the Company's named executive officers ("Say-on-Pay").		Management	For	For
3.	To ratify the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2019.		Management	For	For
DEVON ENERGY CORPORATION
Security		25179M103		Meeting Type	Annual
Ticker Symbol		DVN		Meeting Date	05-Jun-2019
ISIN		US25179M1036
Item	Proposal		Proposed by	Vote	For/Against Management
1.	Election of Directors:		Management	For	For
	01)	Barbara M. Baumann
	02)	John E. Bethancourt
	03)	Ann G. Fox
	04)	David A. Hager
	05)	Robert H. Henry
	06)	Michael M. Kanovsky
	07)	John Krenicki Jr.
	08)	Robert A. Mosbacher Jr.
	09)	Duane C. Radtke
	10)	Keith O. Rattie
	11)	Mary P. Ricciardello
2.	Ratify the appointment of the Company's Independent Auditors for 2019.		Management	For	For
3.	Advisory Vote to Approve Executive Compensation.		Management	For	For
DIAMONDBACK ENERGY, INC.
Security		25278X109		Meeting Type	Annual
Ticker Symbol		FANG		Meeting Date	06-Jun-2019
ISIN		US25278X1090
Item	Proposal		Proposed by	Vote	For/Against Management
1.01	Election of Directors: Steven E. West		Management	For	For
1.02	Election of Directors: Travis D. Stice		Management	For	For
1.03	Election of Directors: Michael L. Hollis		Management	For	For
1.04	Election of Directors: Michael P. Cross		Management	For	For
1.05	Election of Directors: David L. Houston		Management	For	For
1.06	Election of Directors: Mark L. Plaumann		Management	For	For
1.07	Election of Directors: Melanie M. Trent		Management	For	For
2	Proposal to approve the Company's 2019 Amended and Restated Equity Incentive Plan		Management	For	For
3.	Proposal to approve, on an advisory basis, the compensation paid to the Company's named executive officers		Management	For	For
4.	Proposal to ratify the appointment of Grant Thornton LLP as the Company's independent auditors for the fiscal year ending December 31, 2019		Management	For	For
ANTERO RESOURCES CORPORATION
Security		03674X106		Meeting Type	Annual
Ticker Symbol		AR		Meeting Date	19-Jun-2019
ISIN		US03674X1063
Item	Proposal		Proposed by	Vote	For/Against Management
1.	Class III Nominees:		Management	For	For
	01	Robert J. Clark
	02	Benjamin A. Hardesty
2.	To ratify the appointment of KPMG LLP as Antero Resources Corporation's independent registered public accounting firm for the year ending December 31, 2019.		Management	For	For
3.	To approve, on an advisory basis, the compensation of the Company's named executive officers.		Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TORTOISE ENERGY INDEPENDENCE FUND, INC.

Date: August 29, 2019	By:	/s/ P. Bradley Adams P. Bradley Adams Chief Executive Officer, Principal Financial Officer and Treasurer